Description of Business	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Description of Business
1. DESCRIPTION OF BUSINESS
Rigetti Computing Inc. and its subsidiaries (collectively, the “Company” or “Rigetti”), builds quantum computers and the superconducting quantum processors that power them. Through the Company’s Quantum Cloud Services (“QCaaS”) platform, the Company’s machines can be integrated into any public, private or hybrid cloud. The Company offers product types of Platform, Research and Software Tools usage in application areas of benchmarking, chemical simulation, education/entertainment, machine learning, and optimization.
The Company is located and headquartered in Berkeley, California. The Company also operates in Fremont, California, London, United Kingdom, Adelaide, Australia, British Columbia, Canada and Munich, Germany. The Company’s revenue is derived primarily from operations in the United States and the United Kingdom.
Basis of Presentation
On March 2, 2022 (the “Closing Date”), a merger transaction between Rigetti Holdings, Inc. (“Legacy Rigetti”) and Supernova Partners Acquisition Company II, Ltd. (“SNII”) was completed (the “Business Combination”, see Note 3). In connection with the closing of the Business Combination, the Company changed its name to Rigetti Computing, Inc. and all of SNII Class A ordinary shares and SNII Class B ordinary shares automatically converted into shares of common stock, par value $0.0001, of the Company (the “Common Stock”) on a one-for-one
basis. The SNII Public Warrants and the Private Warrants held by SNII became warrants for Common Stock. The Company’s common stock and Public Warrants trade on the Nasdaq Capital Market under the ticker symbols “RGTI” and “RGTIW,” respectively. For more information on this transaction, see Note 3.
The Company determined that Legacy Rigetti was the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (ASC) 805, Business Combinations.
The determination was primarily based on the following facts:

•	Former Legacy Rigetti stockholders have a controlling voting interest in the Company;

•
The Company’s board of directors as of immediately after the closing is comprised of eight board members, six seats occupied by previous Rigetti board members and one seat being occupied by a previous Supernova representative. The final eighth seat was filled by an individual who did not have ties to either Rigetti or Supernova pre-merger; and

•	Legacy Rigetti management continues to hold executive management roles for the post-combination company and be responsible for the day-to-day operations.
Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Rigetti issuing stock for the net assets of SNII, accompanied by a recapitalization. The primary asset acquired from SNII was related to the cash amounts that was assumed at historical costs. Separately, the Company also assumed warrants that were deemed to be derivatives and meet liability classification subject to fair value adjustment measurements upon closing of the Business Combination (the “Closing”). No goodwill or other intangible assets were recorded as a result of the Business Combination.
While SNII was the legal acquirer in the Business Combination, because Legacy Rigetti was deemed the accounting acquirer, the historical financial statements of Legacy Rigetti became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Rigetti prior to the Business Combination; (ii) the combined results of SNII and Legacy Rigetti following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Rigetti at their historical cost; and (iv) the Company’s equity structure for all periods presented.
The equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Rigetti shareholders and Legacy Rigetti convertible preferred shareholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Rigetti redeemable convertible preferred stock and Legacy Rigetti common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.
The accompanying unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. All intercompany transactions and balances have been eliminated in consolidation. All dollar amounts, except share and per share amounts, in the notes are presented in thousands, unless otherwise specified. The condensed consolidated balance sheet as of December 31, 2021, included herein, was derived from the audited consolidated financial statements as of that date, but does not include all disclosures including certain notes required by U.S. GAAP on an annual reporting basis. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The interim results are not necessarily indicative of the results for any future interim period or for the entire year. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes included as Exhibit 99.1 to the Company’s Current Report on
Form 8-K,
dated March 7, 2022. The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments of a normal recurring nature considered necessary to present fairly the Company’s financial position as of June 30, 2022 and results of operations for the three and six months ended June 30, 2022 and 2021.
Risks and Uncertainties — The Company
is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
COVID-19
— As of June 30, 2022 and December 31, 2021, the Company’s financial position was not significantly impacted due to the effects of
COVID-19.
However, the duration and intensity of the
COVID-19
pandemic and any resulting disruption to the Company’s operations remains somewhat uncertain, and the Company will continue to assess the impact of the
COVID-19
pandemic on its financial position.
Change in Fiscal Year — In October 2021, the board of directors of Rigetti approved a change to Rigetti’s fiscal year-end from January 31 to December 31, effective December 31, 2021. The Company believes the year-end change is important and useful to its financial statement users to allow for increased comparability with its industry peers. As a result of this change, the Company’s fiscal year now begins on January 1 and ends on December 31 of each year, starting on January 1, 2022. Year-over-year quarterly financial data has been and will continue to be recast to be comparative with the new fiscal quarter ends in the new fiscal year.

Rigetti Holdings Inc [Member]
Description of Business

1.	ORGANIZATION AND BUSINESS
Rigetti Holdings, Inc. and its subsidiaries (collectively, the “Company”) build quantum computers and the superconducting quantum processors that power them. Through the Company’s Quantum Cloud Services (“QCaaS”) platform, the Company’s machines can be integrated into any public, private or hybrid cloud. The Company offers product types of Platform, Research and Software Tools usage in application areas of benchmarking, chemical simulation, education/entertainment, machine learning, and optimization. Rigetti Holdings, Inc. was incorporated in the State of Delaware in 2013.
The Company is located and headquartered in Berkeley, CA. Other offices operated by the Company are in Fremont, California, London, United Kingdom and Adelaide, Australia. The Company’s revenue is derived primarily from operations in the United States and United Kingdom.
Basis of Presentation
—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US “GAAP”). All intercompany transactions and balances have been eliminated upon consolidation.
On March 2, 2022 (the “Closing Date”), a merger transaction between Rigetti Holdings, Inc. (“Legacy Rigetti”) and Supernova Partners Acquisition Company II, Ltd. (“SNII”) was completed (the “Business Combination”). In connection with the closing of the Business Combination (the “Closing”), SNII changed its name to Rigetti Computing, Inc.
The Company determined that Legacy Rigetti was the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification 805. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Rigetti issuing stock for the net assets of SNII, accompanied by a recapitalization.
While SNII was the legal acquirer in the Business Combination, because Legacy Rigetti was deemed the accounting acquirer, the historical financial statements of Legacy Rigetti became the historical financial statements of the combined company, upon the consummation of the Business Combination. In accordance with guidance applicable to these circumstances, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Rigetti securityholders in connection with the Business Combination.
In accordance with guidance applicable to these circumstances, the shares and corresponding capital amounts and earnings per share related to Legacy Rigetti redeemable convertible preferred stock, common stock, warrants, options and restricted stock units prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of 0.7870 (the “Exchange Ratio”) established in the Business Combination. All exercise prices for Legacy Rigetti options and warrants have similarly been retroactively restated to reflect the Exchange Ratio.
Risks and Uncertainties
—The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses (see below), competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
COVID-19
—In March 2020, the
COVID-19
outbreak was declared a pandemic by the World Health Organization. There are many uncertainties regarding the pandemic, and the Company is closely monitoring the impact of the pandemic on its business, including impacts on its employees, suppliers, vendors business partners, operations and industry.
The pandemic has resulted in government authorities implementing numerous measures to try to contain the virus, such as travel bans and restrictions, quarantines, stay-at-home
or
shelter-in-place
orders, and business shutdowns. These measures may continue to remain in place for a significant period of time and have, and may continue to, adversely impact the Company’s employees and operations, including its development and sales and marketing activities, and the operations of its suppliers and business partners. For example, various aspects of the Company’s business cannot currently be conducted remotely, which resulted in a temporary work stoppage in operations from March to May 2020. In addition, in response to the pandemic, the Company initiated a number of costs saving measures, including headcount reduction, temporary reduction in compensation for employees at certain levels, subleasing of corporate offices, facility cost reduction, reduction in external consultant costs and elimination of certain employee benefits.
The evolution of the pandemic is unpredictable and any resurgence may slow down the Company’s ability to develop its quantum computing products and related services. The pandemic could limit the ability of suppliers and business partners to perform, including third-party suppliers’ ability to provide components, services and materials. The Company may also experience an increase in the cost of raw materials.
As of December 31, 2021 and January 31, 2021, the Company’s financial position was not significantly impacted due to the effects of
COVID-19.
However, the full impact of the
COVID-19
pandemic continues to evolve. As such, the full magnitude of the pandemic’s effect on the Company’s business, financial condition, liquidity and results of operations is uncertain.
Liquidity and Going Concern
—The Company has incurred net losses since inception, experienced negative cash flows from operations, and has an accumulated deficit of $207,131,331 as of December 31, 2021. The Company has historically financed its operations primarily through the issuance of preferred stock, warrants and convertible notes. The Company expects operating losses and negative cash flows from operations to continue for the foreseeable future.
The Company believes that existing cash, together with the proceeds received from the completion of the merger with Supernova and related transactions on March 2, 2022, will be sufficient to fund the Company’s operations for at least twelve months from the issuance of these financial statements. The Company may raise additional capital through the issuance of equity securities, debt financings or other sources in order to further implement its business plan. However, if such financing is not available when needed and at adequate levels, the Company may need to reevaluate its business plans.
Rigetti’s Change in Fiscal Year
—In October 2021, the board of directors of Rigetti approved a change to Rigetti’s fiscal year-end
from January 31 to December 31, effective December 31, 2021. The Company believes the year-end
change is important and useful to its financial statement users to allow for increased comparability with its industry peers. As a result of this change, Rigetti’s fiscal year 2021 will cover a period of 11 months starting from February 1, 2021 and ending on December 31, 2021. Financial statements for the prior fiscal year ended January 31, 2021 continues to be presented on the basis of the previous fiscal year end.